DISCONTINUED OPERATIONS (Details 1) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Carrying Amounts of the Assets Included in Discontinued Operations:
Cash and Cash Equivalents	$ 1,115,295	$ 1,198,390
Restricted Cash	5,280	8,844
Accounts Receivable	744,830	283,730
Prepaid Expenses	371,185	172,403
Inventory	6,252,896	6,985,120
Other Current Assets		64,600
Property and Equipment, Net	15,344,556	15,213,580
Operating Lease Right-of-Use Assets	24,428,302	26,349,789
Intangible Assets, Net	14,255,791	18,936,173
Goodwill	960,691	960,692
Other Assets	525,646	1,688,316
TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	64,004,472	71,861,637
Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	4,898,172	6,231,931
Income Taxes Payable	1,273,275	775,714
Other Current Liabilities	326,567	22,747
Current Portion of Operating Lease Liabilities	2,425,234	1,824,862
Operating Lease Liabilities, Net of Current Portion	25,540,209	25,417,774
Finance Lease Liabilities, Net of Current Portion	349,312
Deferred Tax Liabilities	9,710,451	14,663,497
TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$ 44,523,220	48,936,525
Cash and Cash Equivalents		522,966	$ 527,377
Accounts Receivable		274,886	865,485
Prepaid Expenses		74,622	249,309
Inventory		3,323,978	5,752,847
Other Current Assets		64,600
TOTAL CURRENT ASSETS (1)			7,395,018
Property and Equipment, Net		4,288,808	4,633,289
Operating Lease Right-of-Use Assets		5,257,327
Intangible Assets, Net		7,260,288	20,449,002
Goodwill			31,773,659
Other Assets		113,576	114,576
TOTAL NON-CURRENT ASSETS (1)			56,970,526
TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE		21,181,051	64,365,544
Accounts Payable and Accrued Liabilities		2,126,162	1,742,133
Income Taxes Payable		946,679	1,899,487
Other Current Liabilities		22,747
Current Portion of Operating Lease Liabilities		385,699
TOTAL CURRENT LIABILITIES (1)			3,641,620
Operating Lease Liabilities, Net of Current Portion		5,300,936
Deferred Tax Liabilities		6,278,079	7,185,447
TOTAL NON-CURRENT LIABILITIES (1)			7,185,447
TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE		$ 15,060,302	$ 10,827,067